UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		August 10, 2009

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  24
Form 13F Information Table Value Total: $226,925

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MGRS  SOLE    SHARED  NONE

Coca Cola Co                        COM   191216100   $9,608   200,200 SH      SOLE               200,200      0     0
CVS Corp                            COM   126650100  $36,800 1,154,701 SH      SOLE              1,154,70      0     0
Equifax Inc                         COM   294429105   $8,850   339,083 SH      SOLE               339,083      0     0
General Mls Inc                     COM   370334104  $21,995   392,622 SH      SOLE               392,622      0     0
HHGregg Inc                         COM  42833L108    $2,930   193,285 SH      SOLE               193,285      0     0
HJ Heinz Co                         COM   423074103   $6,519   182,600 SH      SOLE               182,600      0     0
Kellogg Co                          COM   487836108   $7,451   160,000 SH      SOLE               160,000      0     0
Kraft Foods Inc-A                   CLA  50075N104    $7,268   286,800 SH      SOLE               286,800      0     0
LKQ Corp                            COM   501889208   $1,444    87,800 SH      SOLE                87,800      0     0
McCormick & Co-Non Vtg Sh   COM NON VTG   579780206   $5,468   168,076 SH      SOLE               168,076      0     0
McDonals Corp                       COM   580135101   $3,794    66,000 SH      SOLE                66,000      0     0
Middleby Corp                       COM   596278101   $4,647   105,815 SH      SOLE               105,815      0     0
Neenah Paper Inc                    COM   640079909     $815    92,515 SH      SOLE                92,515      0     0
Perrigo Co                          COM   714290103  $10,640   383,000 SH      SOLE               383,000      0     0
Petsmart Inc                        COM   716768106   $9,459   440,755 SH      SOLE               440,755      0     0
Procter & Gamble Co                 COM   742718109   $1,533    30,000 SH      SOLE                30,000      0     0
Staples Inc                         COM   855030102   $7,539   373,600 SH      SOLE               373,600      0     0
Sysco Corp                          COM   871829107  $22,868 1,017,246 SH      SOLE              1,017,24      0     0
Target Corp                         COM  87612E106    $5,407   137,000 SH      SOLE               137,000      0     0
Treehouse Foods Inc                 COM  89469A104   $13,965   485,400 SH      SOLE               485,400      0     0
United Sattioners Inc               COM   913004107   $6,196   177,651 SH      SOLE               177,651      0     0
Wal Mart Stores Inc                 COM   931142102  $20,737   428,100 SH      SOLE               428,100      0     0
Walgreen Co                         COM   931422109   $5,057   172,000 SH      SOLE               172,000      0     0
YUM Brands Inc                      COM   988498101   $5,935   178,000 SH      SOLE               178,000      0     0

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